Fair Value of Financial Instruments (Details) $ in Thousands	12 Months Ended
Dec. 31, 2016 USD ($)
Financial Instruments Owned At Fair Value [Abstract]
Loss on investments in Navios Partners and Navios Aqcuisition	$ 228,026